This submission is being made solely to obtain series and class (i.e. contract) identifiers for the following variable annuity product under Mutual of America Life Insurance Company’s Separate Account Two (811-03996):

Contract: Flexible Premium Annuity Contracts (002-90201)

We are requesting these identifiers because they are necessary to add iXBRL for the upcoming annual registration statement filing.

Any questions on this submission should be directed to Amy Latkin of Mutual of America Life Insurance Company, at 212.224.1840.